Customer Accounts	12 Months Ended
Sep. 30, 2011
Customer Accounts [Abstract]
Customer Accounts
CUSTOMER ACCOUNTS

September 30,	2011	2010
	(In thousands)
Checking accounts, .50% and under	$779,053	$666,372
Passbook and statement accounts, .50% and under	255,396	234,673
Insured money market accounts, .01% to .75%	1,627,739	1,653,717
Certificate accounts
Less than 2.00%	4,170,232	3,608,935
2.00% to 2.99%	1,229,918	1,929,112
3.00% to 3.99%	418,720	498,956
4.00% to 4.99%	174,854	237,852
5.00% to 5.99%	9,991	22,923
Total certificates	6,003,715	6,297,778
	$8,665,903	$8,852,540
Certificate maturities are as follows:
September 30,	2011	2010
	(In thousands)
Within 1 year	$3,973,028	$4,312,825
1 to 2 years	1,388,885	1,169,950
2 to 3 years	274,704	533,217
Over 3 years	367,098	281,786
	$6,003,715	$6,297,778

Customer accounts over $250,000 totaled $921,462,000 as of September 30, 2011 and $893,338,000 as of September 30, 2010.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2011	2010	2009
	(in thousands)
Checking accounts	$1,908	$2,299	$3,144
Passbook and statement accounts	682	1,100	1,441
Insured money market accounts	7,148	12,121	16,488
Certificate accounts	106,878	131,567	171,062
	116,616	147,087	192,135
Less early withdrawal penalties	(781)	(727)	(700)
	$115,835	$146,360	$191,435
Weighted average interest rate at end of year	1.14%	1.51%	1.96%
Weighted daily average interest rate during the year	1.32%	1.69%	2.56%